Business Combination - Acquisition of Atkins Narrative (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		3 Months Ended	6 Months Ended
	Jul. 07, 2017	Nov. 25, 2017	Feb. 24, 2018	Aug. 26, 2017
Business Combination
Goodwill working capital adjustment		$ 1,800	$ 1,757
Measurement period adjustment of the Business Combination			4,640
Goodwill			471,427	$ 465,030
TRA liability			27,290	25,675
Acquisition of Atkins
Business Combination
Cash held in trust account	$ 404,000
Proceeds private placement equity investment	100,000
Cash on hand at Conyers Park	200
Payment for debt issuance costs related to the new tern loan	8,100
Cash paid in acquisition-related transaction costs	12,400
Cash paid to retire the predecessor long term debt	284,000
Consideration amount			821,645
Cash paid			$ 673,763
Shares issued at business combination (in shares)			10,250
Common stock value (in dollars per share)			$ 11.47
Equity consideration at fair value			$ 117,567
TRA fair value	25,700		30,315
Increase in contingent consideration - TRA liability			$ 4,600
Goodwill	471,427
TRA contingent payment (up to)	100,000
Percentage of the value of the recorded tax attributes			100.00%
Legal costs				2,000
Advisory fees				8,600
Contingent change-in-control bonuses				$ 13,800
Term Facility | Acquisition of Atkins
Business Combination
Term loan debt	200,000
IPO | Acquisition of Atkins
Business Combination
Payment for equity issuance cost	8,100
Private Placement | Acquisition of Atkins
Business Combination
Payment for equity issuance cost	$ 3,000